Cash, restricted cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cash, restricted cash and cash equivalents
Summary of cash and cash equivalents

	March 31,	March 31,
	2024	2023
Unrestricted cash held with chartered banks	733,188	1,334,280
Restricted cash	29,611	29,556
Total	762,799	1,363,836